Plan’s Interest in Master Trust - Schedule of Master Trust Net Assets (Details) - EBP 005 - USD ($) $ in Thousands	Apr. 30, 2026	Apr. 30, 2025
EBP, Master Trust [Line Items]
Net assets available for benefits	$ 15,885,209	$ 13,720,810
Plan's Interest in Master Trust
EBP, Master Trust [Line Items]
Total investments at fair value	15,162,957	12,913,822
Total investments at contract value	429,751	482,765
Net assets available for benefits	15,592,708	13,396,586
Total Master Trust Assets
EBP, Master Trust [Line Items]
Total investments at fair value	15,531,676	13,259,686
Total investments at contract value	453,836	510,159
Net assets available for benefits	15,985,512	13,769,845
Collective trusts | Plan's Interest in Master Trust
EBP, Master Trust [Line Items]
Total investments at fair value	13,770,801	11,657,482
Collective trusts | Total Master Trust Assets
EBP, Master Trust [Line Items]
Total investments at fair value	14,131,375	11,993,984
Registered investment companies | Plan's Interest in Master Trust
EBP, Master Trust [Line Items]
Total investments at fair value	33,556	40,761
Registered investment companies | Total Master Trust Assets
EBP, Master Trust [Line Items]
Total investments at fair value	36,444	43,948
Medtronic plc Stock Fund and Medtronic ESOP Fund | Plan's Interest in Master Trust
EBP, Master Trust [Line Items]
Total investments at fair value	381,355	437,971
Medtronic plc Stock Fund and Medtronic ESOP Fund | Total Master Trust Assets
EBP, Master Trust [Line Items]
Total investments at fair value	385,076	441,914
Self-directed brokerage account | Plan's Interest in Master Trust
EBP, Master Trust [Line Items]
Total investments at fair value	977,245	777,608
Self-directed brokerage account | Total Master Trust Assets
EBP, Master Trust [Line Items]
Total investments at fair value	978,781	779,840
Medtronic Capital Preservation Fund | Plan's Interest in Master Trust
EBP, Master Trust [Line Items]
Total investments at contract value	429,751	482,765
Medtronic Capital Preservation Fund | Total Master Trust Assets
EBP, Master Trust [Line Items]
Total investments at contract value	$ 453,836	$ 510,159